Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement Dated August 22, 2014 to the

Prospectus Dated May 1, 2014

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the "Fund") dated May 1, 2014 (the "Prospectus"). You should read this Supplement together with the Prospectus.

The following amendments to the Prospectus shall be effective October 31, 2014:

Select Bond Portfolio

The "PRINCIPAL INVESTMENT STRATEGIES" section of the Summary for the Select Bond Portfolio is amended to read as follows:

"Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year. Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality. The Portfolio invests primarily in U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities, including mortgage dollar rolls, and may invest in Rule 144A securities. The Portfolio may invest up to 20% of net assets in non-investment grade, high yield/high risk bonds (so called "junk bonds"). Also, the Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objectives. Foreign securities held by the Portfolio consist primarily of U.S. dollar denominated securities but may also include non-U.S. dollar denominated securities. Debt securities may be of any maturity or duration, but under normal market conditions, the Portfolio attempts to maintain an overall dollar-weighted average effective duration (an aggregate measure of the sensitivity of the Portfolio's fixed income portfolio securities to changes in interest rates) that is within 10% of the Barclays® U.S. Aggregate Index, which had a duration of 5.6 years as of June 30, 2014.

The adviser uses a "bottom up," fundamental, relative value investment approach to construct the portfolio of investments. The adviser invests in debt securities that it believes offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. The adviser may engage in active and frequent trading of portfolio securities to achieve its investment objectives.

The adviser may sell a portfolio security that has achieved its desired return or if the adviser believes the security or its sector has become overvalued. The adviser may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment."

In addition, the "PRINCIPAL RISKS" section of the Summary for the Portfolio is amended by deleting "Derivatives Risk", "Foreign Currency Risk" and "Securities Lending Risk", amending "Liquidity Risk" and adding "High Portfolio Turnover Risk" and "Underlying Portfolio Risk" each as set forth below:

  "High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio's performance.
  Liquidity Risk – Particular fixed income investments, including Rule 144A securities, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.
  Underlying Portfolio Risk – The Portfolio may serve as an investment option, or "Underlying Portfolio," for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as "fund of funds." As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so."

High Yield Bond Portfolio

The "PRINCIPAL INVESTMENT STRATEGIES" section of the Summary for the High Yield Bond Portfolio is amended to read as follows:

"Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in non-investment grade debt securities. Non-investment grade securities are securities rated below investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BB+ or lower by Standard & Poor's or Ba1 or lower by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality. The Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective. Foreign securities held by the Portfolio consist primarily of U.S. dollar denominated securities but may also include non-U.S. dollar denominated securities.

The securities in which the Portfolio primarily invests are considered speculative and are sometimes known as "junk bonds." These securities tend to offer higher yields than higher rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers. Some of the fixed income securities in which the Portfolio invests may be convertible securities. The Portfolio may also invest in loans made to non-investment grade companies, or "levered loans," which investments generally will be in the form of loan participations or assignments of such loans.

The adviser's selects securities that it believes have attractive risk-return characteristics and seeks to minimize default risk and other risks through careful security selection and diversification. The adviser's securities selection process consists of a credit-intensive, fundamental analysis of the issuer. The adviser's analysis focuses on the issuer's financial condition, business and product strength, competitive position and management expertise. Further, the adviser considers current economic, financial market and industry factors, which may affect the issuer. The adviser does not limit the Portfolio's investments to securities of a particular maturity range.

The adviser strives to adhere to a strong sell discipline and generally effects a sale if it believes a security's future total return has become less attractive relative to other securities, the company begins to perform poorly, the industry outlook changes, or any other event occurs that changes the adviser's conclusion."

In addition, the "PRINCIPAL RISKS" section of the Summary for the Portfolio is amended to add the following risk factor:

  "Underlying Portfolio Risk – The Portfolio may serve as an investment option, or "Underlying Portfolio," for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as "fund of funds." As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so."

Short-Term Bond Portfolio

The "PRINCIPAL INVESTMENT STRATEGIES" section of the Summary for the Short-Term Bond Portfolio is amended to read as follows:

"Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Investment grade securities are securities rated "investment grade" by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality. The Portfolio may invest up to 20% of net assets in non-investment grade, high yield/high risk bonds (so called "junk bonds"). Also, the Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective. Foreign securities held by the Portfolio may consist of both U.S. dollar and non-U.S. dollar denominated securities. Debt securities may be of any maturity, but under normal market conditions, the Portfolio's average effective maturity will not exceed three years. The Portfolio may invest in mortgage- and asset-backed securities. The Portfolio may also utilize futures and forward contracts primarily to adjust the Portfolio's duration and yield curve exposure, as well as hedge foreign currency exposure, swap agreements, including the purchase or sale of credit default swaps and interest rate swaps (to take a position on interest rates moving either up or down) in keeping with its investment objective.

The adviser uses both a "top down" and "bottom up" investment approach to construct the portfolio of investments. The top down investment approach involves an evaluation by the adviser of the overall macroeconomic environment and its potential impact on the on the level and direction of interest rates. The advisor then identifies sectors it believes have the best potential for performance based on its economic outlook. The bottom up investment approach focuses on fundamental research of individual issuers. Investment decisions reflect the adviser's outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the Portfolio may invest.

The adviser may sell a portfolio security for a variety of reasons, such as to adjust the Portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors."

In addition, the "PRINCIPAL RISKS" section of the Summary for the Portfolio is amended to add the following risk factors:

  "Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
  Prepayment and Extension Risk – Prepayment risk is the risk that principal on a debt obligation will be paid earlier than scheduled or expected, which could reduce yield and market value of the security and shorten the Portfolio's average effective maturity. The rate of prepayments tends to increase as interest rates fall. Extension risk is the risk that, as interest rates rise, repayments on a debt obligation may occur more slowly than anticipated by the market and the obligation may remain outstanding longer.
  Underlying Portfolio Risk – The Portfolio may serve as an investment option, or "Underlying Portfolio," for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as "fund of funds." As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so."

Money Market Portfolio

The "PRINCIPAL INVESTMENT STRATEGIES" section of the Summary for the Money Market Portfolio is amended to read as follows:

"As a money market fund, the Portfolio invests only in high quality, short term, dollar-denominated money market instruments that present minimal credit risks, as determined by management. The Portfolio primarily invests in the following types of securities: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; commercial paper; and repurchase agreements. The Portfolio may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments, and when-issued and delayed delivery instruments. The Portfolio may invest more than 25% of its total assets in domestic or dollar-denominated foreign bank obligations. The Portfolio's investments will comply with applicable rules governing the quality, maturity, liquidity and diversification of securities held by money market funds under Rule 2a-7 under the Investment Company Act of 1940. The Portfolio seeks to maintain a net asset value of $1.00 per share.

The Portfolio invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. Because the Portfolio intends to purchase securities that mature in 397 days or fewer from the date of purchase, the level of purchases will be relatively high. However, as transaction costs on Portfolio investments are generally not substantial, the high level of purchases is not expected to adversely affect the Portfolio's net asset value or net income."

In addition, the "PRINCIPAL RISKS" section of the Summary for the Portfolio is amended to include the following as principal risks:

  "Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.
  Municipal Securities Risk – Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities may not be backed by the full faith, credit and taxing power of the issuer. If events occur after the security is acquired that impact the security's tax-exempt status, interest from the security could become taxable and the security could decline significantly in value.
  Regulatory Risk – Money market funds are subject to extensive regulation. The Securities and Exchange Commission (SEC) has recently adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effects of recent regulatory amendments on the Portfolio are uncertain but may affect the Portfolio's operations and return potential.
  Repurchase Agreements Risk – If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.
  Underlying Portfolio Risk – The Portfolio may serve as an investment option, or "Underlying Portfolio," for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as "fund of funds." As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.
  Variable and Floating Rate Instrument Risk – Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.
  When-Issued and Delayed Delivery Transactions Risk – When issued and delayed delivery securities involve the risk that the security will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain the security's price."

Updates Relating to the Balanced and Asset Allocation Portfolios

As a result of these changes, the following amendments are made effective August 29, 2014:

The following text replaces the corresponding paragraph currently set forth under the "PRINCIPAL INVESTMENT STRATEGIES" section of the Summary for each of the Balanced and Asset Allocation Portfolios:

"Effective on or about August 29, 2014, the Portfolio will operate as a "fund of funds" to gain the Portfolio's fixed income exposure by investing in one or more of the fixed income portfolios of Northwestern Mutual Series Fund, Inc. (each, an "Underlying Portfolio" after such date). The adviser will allocate the Portfolio's assets among the fixed income Underlying Portfolios based on the adviser's economic and market outlook and the investment objectives and strategies of the fixed income Underlying Portfolios. The adviser will regularly review and adjust the allocation as determined by the adviser to be most favorable from time to time to achieve the Portfolio's investment objective."

Addition of Principal Risk Factor for the Long-Term U.S. Government Bond, Inflation Protection and Multi-Sector Bond Portfolios

In connection with the Balanced and Asset Allocation Portfolios' transition to a "fund of funds" strategy to obtain its fixed income exposure by investing in one or more of the Fund's fixed income portfolios, the following is added to the "PRINCIPAL RISKS" section of the Summary for each of the Long-Term U.S. Government Bond, Inflation Protection and Multi-Sector Bond Portfolios, effective August 29, 2014:

"Underlying Portfolio Risk – The Portfolio may serve as an investment option, or "Underlying Portfolio," for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as "fund of funds." As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so."

Select Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement Dated August 22, 2014 to the

Prospectus Dated May 1, 2014

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the "Fund") dated May 1, 2014 (the "Prospectus"). You should read this Supplement together with the Prospectus.

The following amendments to the Prospectus shall be effective October 31, 2014:

Select Bond Portfolio

The "PRINCIPAL INVESTMENT STRATEGIES" section of the Summary for the Select Bond Portfolio is amended to read as follows:

"Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year. Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality. The Portfolio invests primarily in U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities, including mortgage dollar rolls, and may invest in Rule 144A securities. The Portfolio may invest up to 20% of net assets in non-investment grade, high yield/high risk bonds (so called "junk bonds"). Also, the Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objectives. Foreign securities held by the Portfolio consist primarily of U.S. dollar denominated securities but may also include non-U.S. dollar denominated securities. Debt securities may be of any maturity or duration, but under normal market conditions, the Portfolio attempts to maintain an overall dollar-weighted average effective duration (an aggregate measure of the sensitivity of the Portfolio's fixed income portfolio securities to changes in interest rates) that is within 10% of the Barclays® U.S. Aggregate Index, which had a duration of 5.6 years as of June 30, 2014.

The adviser uses a "bottom up," fundamental, relative value investment approach to construct the portfolio of investments. The adviser invests in debt securities that it believes offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. The adviser may engage in active and frequent trading of portfolio securities to achieve its investment objectives.

The adviser may sell a portfolio security that has achieved its desired return or if the adviser believes the security or its sector has become overvalued. The adviser may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment."

In addition, the "PRINCIPAL RISKS" section of the Summary for the Portfolio is amended by deleting "Derivatives Risk", "Foreign Currency Risk" and "Securities Lending Risk", amending "Liquidity Risk" and adding "High Portfolio Turnover Risk" and "Underlying Portfolio Risk" each as set forth below:

  "High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio's performance.
  Liquidity Risk – Particular fixed income investments, including Rule 144A securities, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.
  Underlying Portfolio Risk – The Portfolio may serve as an investment option, or "Underlying Portfolio," for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as "fund of funds." As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so."

High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement Dated August 22, 2014 to the

Prospectus Dated May 1, 2014

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the "Fund") dated May 1, 2014 (the "Prospectus"). You should read this Supplement together with the Prospectus.

The following amendments to the Prospectus shall be effective October 31, 2014:

High Yield Bond Portfolio

The "PRINCIPAL INVESTMENT STRATEGIES" section of the Summary for the High Yield Bond Portfolio is amended to read as follows:

"Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in non-investment grade debt securities. Non-investment grade securities are securities rated below investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BB+ or lower by Standard & Poor's or Ba1 or lower by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality. The Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective. Foreign securities held by the Portfolio consist primarily of U.S. dollar denominated securities but may also include non-U.S. dollar denominated securities.

The securities in which the Portfolio primarily invests are considered speculative and are sometimes known as "junk bonds." These securities tend to offer higher yields than higher rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers. Some of the fixed income securities in which the Portfolio invests may be convertible securities. The Portfolio may also invest in loans made to non-investment grade companies, or "levered loans," which investments generally will be in the form of loan participations or assignments of such loans.

The adviser's selects securities that it believes have attractive risk-return characteristics and seeks to minimize default risk and other risks through careful security selection and diversification. The adviser's securities selection process consists of a credit-intensive, fundamental analysis of the issuer. The adviser's analysis focuses on the issuer's financial condition, business and product strength, competitive position and management expertise. Further, the adviser considers current economic, financial market and industry factors, which may affect the issuer. The adviser does not limit the Portfolio's investments to securities of a particular maturity range.

The adviser strives to adhere to a strong sell discipline and generally effects a sale if it believes a security's future total return has become less attractive relative to other securities, the company begins to perform poorly, the industry outlook changes, or any other event occurs that changes the adviser's conclusion."

In addition, the "PRINCIPAL RISKS" section of the Summary for the Portfolio is amended to add the following risk factor:

  "Underlying Portfolio Risk – The Portfolio may serve as an investment option, or "Underlying Portfolio," for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as "fund of funds." As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so."

Short-Term Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement Dated August 22, 2014 to the

Prospectus Dated May 1, 2014

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the "Fund") dated May 1, 2014 (the "Prospectus"). You should read this Supplement together with the Prospectus.

The following amendments to the Prospectus shall be effective October 31, 2014:

Short-Term Bond Portfolio

The "PRINCIPAL INVESTMENT STRATEGIES" section of the Summary for the Short-Term Bond Portfolio is amended to read as follows:

"Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Investment grade securities are securities rated "investment grade" by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality. The Portfolio may invest up to 20% of net assets in non-investment grade, high yield/high risk bonds (so called "junk bonds"). Also, the Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective. Foreign securities held by the Portfolio may consist of both U.S. dollar and non-U.S. dollar denominated securities. Debt securities may be of any maturity, but under normal market conditions, the Portfolio's average effective maturity will not exceed three years. The Portfolio may invest in mortgage- and asset-backed securities. The Portfolio may also utilize futures and forward contracts primarily to adjust the Portfolio's duration and yield curve exposure, as well as hedge foreign currency exposure, swap agreements, including the purchase or sale of credit default swaps and interest rate swaps (to take a position on interest rates moving either up or down) in keeping with its investment objective.

The adviser uses both a "top down" and "bottom up" investment approach to construct the portfolio of investments. The top down investment approach involves an evaluation by the adviser of the overall macroeconomic environment and its potential impact on the on the level and direction of interest rates. The advisor then identifies sectors it believes have the best potential for performance based on its economic outlook. The bottom up investment approach focuses on fundamental research of individual issuers. Investment decisions reflect the adviser's outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the Portfolio may invest.

The adviser may sell a portfolio security for a variety of reasons, such as to adjust the Portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors."

In addition, the "PRINCIPAL RISKS" section of the Summary for the Portfolio is amended to add the following risk factors:

  "Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
  Prepayment and Extension Risk – Prepayment risk is the risk that principal on a debt obligation will be paid earlier than scheduled or expected, which could reduce yield and market value of the security and shorten the Portfolio's average effective maturity. The rate of prepayments tends to increase as interest rates fall. Extension risk is the risk that, as interest rates rise, repayments on a debt obligation may occur more slowly than anticipated by the market and the obligation may remain outstanding longer.
  Underlying Portfolio Risk – The Portfolio may serve as an investment option, or "Underlying Portfolio," for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as "fund of funds." As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so."

Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement Dated August 22, 2014 to the

Prospectus Dated May 1, 2014

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the "Fund") dated May 1, 2014 (the "Prospectus"). You should read this Supplement together with the Prospectus.

The following amendments to the Prospectus shall be effective October 31, 2014:

Money Market Portfolio

The "PRINCIPAL INVESTMENT STRATEGIES" section of the Summary for the Money Market Portfolio is amended to read as follows:

"As a money market fund, the Portfolio invests only in high quality, short term, dollar-denominated money market instruments that present minimal credit risks, as determined by management. The Portfolio primarily invests in the following types of securities: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; commercial paper; and repurchase agreements. The Portfolio may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments, and when-issued and delayed delivery instruments. The Portfolio may invest more than 25% of its total assets in domestic or dollar-denominated foreign bank obligations. The Portfolio's investments will comply with applicable rules governing the quality, maturity, liquidity and diversification of securities held by money market funds under Rule 2a-7 under the Investment Company Act of 1940. The Portfolio seeks to maintain a net asset value of $1.00 per share.

The Portfolio invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. Because the Portfolio intends to purchase securities that mature in 397 days or fewer from the date of purchase, the level of purchases will be relatively high. However, as transaction costs on Portfolio investments are generally not substantial, the high level of purchases is not expected to adversely affect the Portfolio's net asset value or net income."

In addition, the "PRINCIPAL RISKS" section of the Summary for the Portfolio is amended to include the following as principal risks:

  "Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.
  Municipal Securities Risk – Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities may not be backed by the full faith, credit and taxing power of the issuer. If events occur after the security is acquired that impact the security's tax-exempt status, interest from the security could become taxable and the security could decline significantly in value.
  Regulatory Risk – Money market funds are subject to extensive regulation. The Securities and Exchange Commission (SEC) has recently adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effects of recent regulatory amendments on the Portfolio are uncertain but may affect the Portfolio's operations and return potential.
  Repurchase Agreements Risk – If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.
  Underlying Portfolio Risk – The Portfolio may serve as an investment option, or "Underlying Portfolio," for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as "fund of funds." As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.
  Variable and Floating Rate Instrument Risk – Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.
  When-Issued and Delayed Delivery Transactions Risk – When issued and delayed delivery securities involve the risk that the security will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain the security's price."

Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement Dated August 22, 2014 to the

Prospectus Dated May 1, 2014

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the "Fund") dated May 1, 2014 (the "Prospectus"). You should read this Supplement together with the Prospectus.

Updates Relating to the Balanced and Asset Allocation Portfolios

As a result of these changes, the following amendments are made effective August 29, 2014:

The following text replaces the corresponding paragraph currently set forth under the "PRINCIPAL INVESTMENT STRATEGIES" section of the Summary for each of the Balanced and Asset Allocation Portfolios:

"Effective on or about August 29, 2014, the Portfolio will operate as a "fund of funds" to gain the Portfolio's fixed income exposure by investing in one or more of the fixed income portfolios of Northwestern Mutual Series Fund, Inc. (each, an "Underlying Portfolio" after such date). The adviser will allocate the Portfolio's assets among the fixed income Underlying Portfolios based on the adviser's economic and market outlook and the investment objectives and strategies of the fixed income Underlying Portfolios. The adviser will regularly review and adjust the allocation as determined by the adviser to be most favorable from time to time to achieve the Portfolio's investment objective."

Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement Dated August 22, 2014 to the

Prospectus Dated May 1, 2014

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the "Fund") dated May 1, 2014 (the "Prospectus"). You should read this Supplement together with the Prospectus.

Updates Relating to the Balanced and Asset Allocation Portfolios

As a result of these changes, the following amendments are made effective August 29, 2014:

The following text replaces the corresponding paragraph currently set forth under the "PRINCIPAL INVESTMENT STRATEGIES" section of the Summary for each of the Balanced and Asset Allocation Portfolios:

"Effective on or about August 29, 2014, the Portfolio will operate as a "fund of funds" to gain the Portfolio's fixed income exposure by investing in one or more of the fixed income portfolios of Northwestern Mutual Series Fund, Inc. (each, an "Underlying Portfolio" after such date). The adviser will allocate the Portfolio's assets among the fixed income Underlying Portfolios based on the adviser's economic and market outlook and the investment objectives and strategies of the fixed income Underlying Portfolios. The adviser will regularly review and adjust the allocation as determined by the adviser to be most favorable from time to time to achieve the Portfolio's investment objective."

Long-Term US Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement Dated August 22, 2014 to the

Prospectus Dated May 1, 2014

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the "Fund") dated May 1, 2014 (the "Prospectus"). You should read this Supplement together with the Prospectus.

Addition of Principal Risk Factor for the Long-Term U.S. Government Bond, Inflation Protection and Multi-Sector Bond Portfolios

In connection with the Balanced and Asset Allocation Portfolios' transition to a "fund of funds" strategy to obtain its fixed income exposure by investing in one or more of the Fund's fixed income portfolios, the following is added to the "PRINCIPAL RISKS" section of the Summary for each of the Long-Term U.S. Government Bond, Inflation Protection and Multi-Sector Bond Portfolios, effective August 29, 2014:

"Underlying Portfolio Risk – The Portfolio may serve as an investment option, or "Underlying Portfolio," for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as "fund of funds." As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so."

Inflation Protection Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement Dated August 22, 2014 to the

Prospectus Dated May 1, 2014

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the "Fund") dated May 1, 2014 (the "Prospectus"). You should read this Supplement together with the Prospectus.

Addition of Principal Risk Factor for the Long-Term U.S. Government Bond, Inflation Protection and Multi-Sector Bond Portfolios

In connection with the Balanced and Asset Allocation Portfolios' transition to a "fund of funds" strategy to obtain its fixed income exposure by investing in one or more of the Fund's fixed income portfolios, the following is added to the "PRINCIPAL RISKS" section of the Summary for each of the Long-Term U.S. Government Bond, Inflation Protection and Multi-Sector Bond Portfolios, effective August 29, 2014:

"Underlying Portfolio Risk – The Portfolio may serve as an investment option, or "Underlying Portfolio," for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as "fund of funds." As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so."

Multi-Sector Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement Dated August 22, 2014 to the

Prospectus Dated May 1, 2014

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the "Fund") dated May 1, 2014 (the "Prospectus"). You should read this Supplement together with the Prospectus.

Addition of Principal Risk Factor for the Long-Term U.S. Government Bond, Inflation Protection and Multi-Sector Bond Portfolios

In connection with the Balanced and Asset Allocation Portfolios' transition to a "fund of funds" strategy to obtain its fixed income exposure by investing in one or more of the Fund's fixed income portfolios, the following is added to the "PRINCIPAL RISKS" section of the Summary for each of the Long-Term U.S. Government Bond, Inflation Protection and Multi-Sector Bond Portfolios, effective August 29, 2014:

"Underlying Portfolio Risk – The Portfolio may serve as an investment option, or "Underlying Portfolio," for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as "fund of funds." As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so."